Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Laboratory Testing Services
Related Party Transaction [Line Items]
Expenses from transactions with related party	$ 89,000	$ 102,000	$ 234,000
Payable balances	23,000	32,000	100,000
Consulting Services [Member]
Related Party Transaction [Line Items]
Expenses from transactions with related party	92,000	100,000	100,000
The Doctors Laboratory
Related Party Transaction [Line Items]
Operating Lease, Expense	$ 129,000	$ 146,000	$ 133,000